Derivative Instruments and Hedging Activities - Undesignated Hedges (Detail) (Derivatives Not Designated as Hedging Instruments [Member], Forward Exchange Contracts [Member], Other Income (Expense), Net [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Derivatives Not Designated as Hedging Instruments [Member] | Forward Exchange Contracts [Member] | Other Income (Expense), Net [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	$ (3)	$ (1)	$ (7)